Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, Beginning balance	$ 1,125	$ 825	$ 666
Increase in tax positions taken in prior years	1,050	300	159
Decrease in tax positions taken in prior years
Gross unrecognized tax benefits, Ending balance	$ 2,175	$ 1,125	$ 825